Debt (Tender rig facility) (Details) - USD ($)	1 Months Ended						12 Months Ended
	Nov. 30, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Oct. 31, 2013	May 31, 2013	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2020	Mar. 31, 2020
Debt Instrument [Line Items]
Repayments of long term debt							$ 306,600,000	$ 192,600,000	$ 296,400,000
Balloon payment										$ 15,900,000	$ 2,700,000
T-15 | Seadrill Limited
Debt Instrument [Line Items]
Proceeds from debt						$ 100,500,000
T-16 | Seadrill Limited
Debt Instrument [Line Items]
Proceeds from debt					$ 93,100,000
Secured Debt | Tender Rig Facility
Debt Instrument [Line Items]
Debt face amount							440,000,000
Debt instrument, annual amortization payment							$ 19,800,000
Debt prepayment cost		$ 3,700,000	$ 3,800,000	$ 15,800,000
Repayments of long term debt	$ 20,000,000.0
Secured Debt | Tender Rig Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)							4.25%